Investments (Components on Income from Investment in Leverage Leases) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net Income from Investment in leveraged leases
Income from investment in leases	$ 62	$ 66	$ 82
Less: Income tax expense on leases	22	23	29
Investment income after income tax	40	43	53
Income from investment in leases	82	72	75
Less: Income tax expense on leases	29	25	26
Investment income after income tax	$ 53	$ 47	$ 49